UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-08348

LORD ASSET MANAGEMENT TRUST (Exact name of Registrant as specified in charter)

440 South LaSalle Street Chicago, Illinois 60605-1028 (Address of principal executive offices) (Zip code)

Patrick W. D. Turley Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Thomas S. White Thomas White International, Ltd. 440 South LaSalle Street Chicago, Illinois 60605-1028

Registrant's telephone number, including area code: (312) 663-8300

Date of fiscal year end: October 31

Date of reporting period: 07/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Schedule of Investments

THOMAS WHITE AMERICAN OPPORTUNITIES FUND

Investment Portfolio	July 31, 2008

Sector Issue	Shares	Value

Common Stocks (93.8%)
Aerospace (2.6%)
Alliant Techsystems Inc	1,950	193,031
Goodrich Corp	3,850	189,189
Precision Castparts Corp	2,100	196,203
		578,423

Banking (3.8%)
Bank of Hawaii Corp	3,900	196,521
Commerce Bancshares Inc	5,250	229,057
Hudson City Bancorp Inc	13,650	249,249
People's United Financial Inc	9,555	162,244
		837,071

Building (1.0%)
Martin Marietta Materials Inc	2,175	228,310

Capital Goods (1.1%)
Joy Global Inc	3,250	234,715

Chemicals (3.9%)
Potash Corp of Saskatchewan	4,200	857,934

Communications (0.5%)
CenturyTel Inc	3,150	117,149

Consumer Durables (2.4%)
Autoliv Inc	2,300	89,792
BorgWarner Inc	4,900	197,568
Johnson Controls Inc	8,550	257,868
		545,228

Consumer Retail (5.3%)
Abercrombie & Fitch Co	2,800	154,616
American Eagle Outfitters Inc	17,175	240,450
BJ's Wholesale Club Inc	5,650	212,044
Nike Inc	7,150	419,562
VF Corp	2,050	146,739
		1,173,411

Consumer Staples (5.9%)
Church & Dwight Co Inc	4,100	224,967
Corn Products International	3,000	139,530
Lorillard Inc	3,500	234,885
Reynolds American Inc	7,600	424,308
WW Grainger Inc	3,300	295,383
		1,319,073

Energy (6.7%)
Cameron International Corp	9,700	463,272
Cimarex Energy Co	6,100	317,871
Forest Oil Corp	5,850	333,626
Noble Energy Inc	5,050	373,043
		1,487,812

Financial Diversified (9.7%)
BlackRock Inc	1,400	303,394
BRE Properties Inc	5,000	244,400
Developers Diversified Realty	5,550	177,378
HCP Inc	13,450	485,142
Kimco Realty Corp	7,400	261,146
Northern Trust Corp	3,600	281,412
SEI Investments Co	6,500	149,695
Weingarten Realty Investors	8,650	263,738
		2,166,305

Forest & Paper (0.8%)
Rayonier Inc	4,000	186,880

Health Care (7.8%)
Bio-Rad Laboratories Inc	3,800	338,580
Cigna Corp	4,750	175,845
Covance Inc	5,100	468,180
Health Net Inc	6,200	173,352
Henry Schein Inc	6,575	352,157
Watson Pharmaceuticals Inc	8,100	234,171
		1,742,285

Industrial (3.7%)
Ametek Inc	6,000	287,160
General Cable Corp	3,400	195,942
Reliance Steel & Aluminum Co	5,350	337,906
		821,008

Insurance (4.3%)
Assurant Inc	6,900	414,828
RenaissanceRe Holdings Ltd	2,650	134,805
StanCorp Financial Group Inc	4,400	217,316
WR Berkley Corp	7,700	181,874
		948,823
Metals (3.4%)
Freeport-McMoRan Copper & Gold	2,211	213,914
United States Steel Corp	3,400	545,223
		759,137

Services (9.3%)
Darden Restaurants Inc	7,700	250,789
International Speedway Corp	8,150	299,839
Manpower Inc	6,950	333,600
Republic Services Inc	9,050	294,125
Snap-On Inc	4,300	242,047
Wyndham Worldwide Corp	11,750	210,795
Xerox Corp	14,450	197,098
Yum! Brands Inc	6,950	248,949
		2,077,242

Technology (9.7%)
Anixter International Inc	3,450	234,704
Applied Biosystems Inc	4,950	182,803
Arrow Electronics Inc	14,550	468,801
Avnet Inc	6,400	174,464
CACI International Inc	8,524	383,239
Equifax Inc	6,300	221,067
Factset Research Systems Inc	4,150	239,331
Harris Corp	5,350	257,603
		2,162,012
Transportation (4.3%)
CSX Corp	8,800	594,704
Kirby Corp	4,700	224,284
Ryder System Inc	1,950	128,622
		947,610

Utilities (7.6%)
American Electric Power Co In	9,750	385,125
Mirant Corp	6,150	188,251
NSTAR	9,150	291,519
Sempra Energy	6,100	342,576
Wisconsin Energy Corp	10,750	485,040
		1,692,511

Total Common Stocks	(Cost $18,142,607)	20,882,939

Short-Term Obligations (5.5%)
		Principal Amount
Wisconsin Corporate Central Credit Union Variable Demand Note
2.13%, due 12/24/08		($1,422,518)	1,422,518

	Total Short-Term Obligations	(Cost $1,422,518)	1,422,518

Total Investments:	100.2%	(Cost $19,565,125)	22,305,457
Other Assets, Less Liabilities:	(0.2)%		(36,492)
Total Net Assets:	100.0%		$22,268,966

THOMAS WHITE INTERNATIONAL FUND

Investment Portfolio	July 31, 2008

Country	Issue	Industry	Shares	Value
COMMON STOCKS:	96.1%
AUSTRALIA:	2.5%

	BHP Billiton	Metals	79,000	2,945,965
	Rio Tinto Plc	Metals	7,300	3,048,480
	Westpac Banking Corp	Banking	48,000	955,522
				6,949,967

AUSTRIA:	1.9%

	Omv Ag	Energy	41,600	2,864,597
	Vienna Insurance	Insurance	38,100	2,540,546
				5,405,143

BELGIUM:	0.2%

	UCB Sa	Health Care	19,000	647,556

BRAZIL:	4.5%

	Banco Bradesco Pre	Banking	84,800	1,797,039
	Cia De Gas De Sao Pa	Utilities	41,000	1,127,020
	Cia Saneamento Basic	Utilities	73,000	1,813,444
	Cia Vale Do Rio Doce	Metals	103,164	2,694,014
	Metalurgica Gerdau	Metals	58,000	1,742,256
	Petroleo Brasileir	Energy	150,400	3,451,605
				12,625,378

CANADA:	8.7%

	Canadian Pacific Railway	Transportation	27,350	1,717,219
	CGI Group Inc Cl A	Services	88,000	936,619
	Encana Corp	Energy	34,000	2,453,471
	Manulife Financial Corp	Insurance	66,500	2,449,348
	Nexen Inc	Energy	44,000	1,383,888
	Petro-Canada	Energy	32,600	1,504,418
	Potash Corp Of Saskatchewan	Chemicals	33,100	6,799,379
	Rogers Communication	Services	37,500	1,270,875
	Royal Bank Of Canada	Banking	37,900	1,748,630
	Shoppers Drug Mart	Health Care	35,700	1,894,981
	Toronto-Dominion Ban	Banking	36,900	2,244,409
				24,403,237

CHINA:	1.4%

	Bank Of Communication	Banking	881,783	1,115,985
	China Construction Bank	Banking	1,298,000	1,138,346
	China Life Insurance	Insurance	421,800	1,593,560
				3,847,891

CZECH REPUBLIC:	0.3%

	Unipetrol	Chemicals	51,500	717,168

DENMARK:	0.4%

	H Lundbeck A/S	Health Care	39,800	1,008,958

FINLAND:	0.7%

	Nokia Oy	Technology	68,700	1,876,492

FRANCE:	7.8%

	Bnp Paribas	Banking	40,900	4,058,192
	Bouygues	Financial Div.	50,150	3,225,768
	Christian Dior	Consumer Staple	39,850	4,279,822
	France Telecom Sa	Communication	91,000	2,887,321
	Gdf Suez	Utilities	38,659	2,414,212
	Saint-Gobain	Industrial	27,800	1,726,867
	Suez Environment	Utilities	10,125	291,973
	Veolia Environnement	Utilities	25,650	1,368,630
	Vivendi	Services	35,000	1,461,873
				21,714,658

GERMANY:	7.8%

	Adidas Ag	Consumer Retail	43,500	2,663,301
	Bayer Ag	Chemicals	51,300	4,425,887
	Fresenius Ag Pfd	Health Care	34,800	2,822,012
	Fresenius Medical Ca	Health Care	12,300	681,833
	Hannover Rueckvers	Insurance	45,000	2,139,993
	Man Ag	Industrial	15,800	1,591,934
	Rwe Ag	Utilities	21,200	2,538,904
	Sgl Carbon Ag	Industrial	50,200	3,371,025
	Wincor Nixdorf Ag	Services	20,900	1,554,868
				21,789,757

HONG KONG:	3.7%

	Chaoda Modern Agriculture	Consumer Staple	1,428,000	1,651,482
	Cheung Kong Infrastructure	Building	867,000	3,828,845
	China Mobile Hong Kong Ltd	Communication	150,000	2,006,370
	CNOOC Ltd	Energy	605,000	891,649
	Jardine Strategic	Services	113,500	1,940,112
				10,318,458

INDONESIA:	0.7%

	Astra International Tbk Pt	Consumer Durables	421,000	1,038,944
	Gudang Garam Tbk Pt	Consumer Staple	1,099,000	801,171
				1,840,115

IRELAND:	0.6%

	Allied Irish Bank	Banking	82,900	1,016,022
	Bank Of Ireland	Banking	93,000	772,133
				1,788,155

ISRAEL:	0.1%

	Israel Discount Bank	Banking	182,000	348,293

ITALY:	0.7%

	ENI Spa	Energy	57,900	1,957,211

JAPAN:	15.0%

	Aisin Seiki Co Ltd	Consumer Durables	53,000	1,379,463
	Asahi Breweries Ltd	Consumer Staple	207,800	3,888,790
	Brother Industries	Technology	145,000	1,825,898
	Canon Marketing Japan	Services	65,000	958,360
	Central Japan Railway	Transportation	185	1,879,350
	Daihatsu Motor Co	Consumer Durables	206,419	2,447,283
	Isuzu Motors Ltd	Consumer Durables	375,000	1,607,063
	Itochu Corp	Industrial	297,000	2,912,560
	Kaneka Corp	Chemicals	152,000	936,974
	Kawasaki Kisen	Transportation	120,000	938,256
	Makita Corp	Capital Goods	35,000	1,199,160
	Matsushita Elec Industries	Technology	58,000	1,228,504
	Millea Holdings	Insurance	63,200	2,358,245
	Minebea Co Ltd	Technology	432,000	2,280,355
	Ricoh Co Ltd	Technology	86,000	1,384,050
	Sankyo Co Gunma	Services	21,700	1,309,057
	Santen Pharmaceuticals	Health Care	48,000	1,309,930
	Sumitomo Corp	Industrial	234,800	3,157,262
	Sumitomo Metal Mining	Metals	54,000	690,644
	Sumitomo Mitsui Financial	Banking	540	4,159,699
	Sumitomo Realty & Development	Financial Div.	40,000	814,912
	Taiyo Yuden Co Ltd	Technology	67,000	671,387
	Toyo Suisan Kaisha	Consumer Staple	107,000	2,690,108
				42,027,310

MALAYSIA:	2.2%

	Hong Leong Bank Bhd	Banking	802,000	1,407,269
	Petronas Dagangan	Energy	256,600	602,548
	RHB Capital Bhd	Banking	705,000	905,925
	Tanjong Plc	Services	404,000	1,625,090
	YTL Power Intl Bhd	Utilities	2,661,360	1,508,991
				6,049,823

MEXICO:	2.2%

	America Movil ADR	Communication	70,500	3,559,545
	Desarrolladora Homex	Building	108,600	1,015,204
	Grupo Elektra Sa	Consumer Retail	43,000	1,704,748
				6,279,497

NETHERLANDS:	3.2%

	Fugro Nv-Cva	Industrial	26,600	1,885,153
	Heineken Nv	Consumer Staple	61,000	2,835,195
	Koninklijke Dsm Nv	Chemicals	37,900	2,296,054
	Philips Electronics	Industrial	58,000	1,923,326
				8,939,728

NEW ZEALAND:	0.0%

	Fletcher Building	Building	500	2,294

NORWAY:	2.2%

	DNB Nor Asa	Banking	159,400	2,033,402
	TGS Nopec Geophysica	Industrial	147,600	1,856,764
	Yara International Asa	Chemicals	30,400	2,160,577
				6,050,743

PHILIPPINES:	0.3%

	Phil. Long Distance	Communication	15,000	850,587

POLAND:	0.6%

	Grupa Lotos Sa	Energy	44,800	606,910
	Kghm Polska Miedz Sa	Industrial	20,900	860,060
				1,466,970

RUSSIA:	2.4%

	Oao Gazprom Gdr	Energy	66,200	3,171,735
	Oao Rosneft Oil Gdr	Energy	95,100	1,010,152
	Tatneft	Energy	281,000	1,679,678
	Tatneft Gdr	Energy	6,300	750,947
				6,612,512

SINGAPORE:	2.7%

	Jardine Cycle & Carriage	Consumer Retail	115,000	1,460,500
	Singapore Telecom	Communication	1,163,000	3,034,151
	United Overseas Bank	Banking	221,000	3,136,056
				7,630,707

SOUTH AFRICA:	4.0%

	African Rainbow Mine	Industrial	59,300	1,987,795
	Anglo American Plc	Industrial	34,762	1,994,998
	Anglo Platinum Ltd	Metals	3,600	472,334
	Arcelormittal Sa	Metals	60,000	1,595,850
	Mtn Group Ltd	Communication	61,100	1,053,333
	Remgro Ltd	Financial Div.	109,000	2,864,139
	Sasol Ltd	Energy	22,200	1,179,613
				11,148,062

SOUTH KOREA:	3.0%

	Dongkuk Steel Mill	Metals	73,140	3,568,983
	Lg Chem Ltd	Chemicals	11,300	1,147,069
	Lg Electronics	Technology	13,000	1,322,165
	Posco Adr	Metals	13,150	1,744,348
	S-Oil Corp	Energy	11,000	745,605
				8,528,170

SPAIN:	2.9%

	Banco Santander Sa	Banking	221,900	4,278,831
	Repsol	Energy	115,100	3,862,088
				8,140,919

SWEDEN:	1.1%

	Autoliv Inc	Consumer Durables	29,900	1,167,296
	Sandvik Ab	Capital Goods	66,000	866,441
	Swedbank A	Banking	46,800	978,167
				3,011,904

SWITZERLAND:	1.8%

	Julius Baer Holding	Banking	22,500	1,433,891
	Novartis	Health Care	62,500	3,700,450
				5,134,341

TAIWAN:	0.5%

	AU Optronics Adr	Technology	42,000	474,600
	Chunghwa Picture Tubes	Technology	2,110,000	478,548
	Hannstar Display	Technology	1,760,000	525,360
				1,478,508

THAILAND:	0.1%

	Thai Oil Pcl-Frgn	Energy	213,800	311,442

UNITED KINGDOM:	10.0%

	Astrazeneca Plc	Health Care	44,500	2,156,523
	Aviva Plc	Insurance	209,000	2,073,301
	Brit Am Tobacco	Consumer Staple	132,200	4,768,309
	Bt Group Plc	Communication	270,900	910,657
	HSBC Holdings Plc	Banking	248,500	4,110,637
	Imperial Tobacco	Consumer Staple	86,000	3,213,657
	Legal & General Group	Insurance	1,100,000	2,114,860
	Prudential Plc	Insurance	235,000	2,519,670
	Royal Dutch Shell B	Energy	83,700	2,947,754
	Standard Chartered	Banking	94,700	2,878,217
				27,693,585

Total Common Stocks		(Cost $248,151,469)		268,595,539
WARANTS:	0.1%

	Ytl Power Intl Cw18	Utilities	887,120	155,335
Total Warrants				155,335

		(Cost $887,120)		155,335
SHORT TERM OBLIGATIONS:	3.7%
			Principal Amount
	The Northern Trust Company Eurodollar
	Time Deposit 0.50%, due 08/01/08		$10,414,930	10,414,930

HELD AS COLLATERAL
FOR SECURITIES LENDING	Northern Institutional Liquid Asset Portfolio		38,196,822	38,196,822
Total Short Term Obligations		(Cost $48,611,752)		48,611,752

Total Investments	113.5%	(Cost $307,399,867)		317,362,626
Other Assets, Less Liabilities:	(3.5)%			(37,642,505)
Total Net Assets:	100.0%			$279,720,121

ADR – American Depositary Receipt.

Item 2.	Controls and Procedures.

(a)

Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ASSET MANAGEMENT TRUST

By:	/s/ Thomas S. White, Jr.
Thomas S. White, Jr.
President (Principal Executive Officer)

Date:	August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. White, Jr.
Thomas S. White, Jr.
President (Principal Executive Officer)

Date:	August 26, 2008

By:	/s/ David M. Sullivan II
David M. Sullivan II
Treasurer (Principal Financial Officer)

Date:	August 26, 2008